Property and Equipment - Additional Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Sep. 09, 2011	Dec. 31, 2013	Dec. 28, 2012	Dec. 30, 2011
Property, Plant and Equipment [Line Items]
Depreciation expense		$ 107	$ 93	$ 130
Timeshare strategy-impairment charges	324	0	0	324
Property and Equipment
Property, Plant and Equipment [Line Items]
Interest capitalized		31	27	12
Timeshare strategy-impairment charges	68
Lower Limit
Property, Plant and Equipment [Line Items]
Estimated useful lives		3 years
Upper Limit
Property, Plant and Equipment [Line Items]
Estimated useful lives		40 years
Reimbursed Costs
Property, Plant and Equipment [Line Items]
Depreciation expense		$ 48	$ 45	$ 43